UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Opportunities Fund

Institutional Class - CIOIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$108	0.95%

How did the Fund perform in the last year?

• The Fund’s Institutional Class outperformed the MSCI ACWI ex-USA Index (“Index”) during the twelve months ended September 30, 2024. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Peru, Taiwan, and Poland. The worst performing markets were Egypt, Mexico, and Brazil. The best performing sectors in the Index were information technology, financials, and industrials. The worst performing sectors were energy, consumer staples, and materials.

• On a gross return basis, holdings in the capital goods, banks, and transportation industry groups contributed to relative performance. Fund holdings in the consumer durables & apparel and household & personal products industry groups, along with an underweight position in the semiconductors & semi equipment industry group, offset some of the outperformance.

• The top stock-level contributor to absolute return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and banking & financial services company, UniCredit S.p.A. (Italy). The largest detractor from absolute return was multinational luxury conglomerate, Kering SA (France). Additional notable detractors included Asian life insurer, Prudential Plc (United Kingdom), and household & personal care products company, Reckitt Benckiser Group Plc (United Kingdom).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Causeway International Opportunities Fund, Institutional Class - $1721687	MSCI ACWI ex-USA Index (Net) (USD)* - $1663019	MSCI ACWI ex-USA Index (Gross) (USD) - $1744029
Sep/14	$1000000	$1000000	$1000000
Sep/15	$881671	$878374	$882220
Sep/16	$919346	$959682	$968634
Sep/17	$1129153	$1147873	$1163857
Sep/18	$1122212	$1168104	$1190094
Sep/19	$1061274	$1153749	$1181506
Sep/20	$1013346	$1188381	$1222251
Sep/21	$1333644	$1472590	$1521038
Sep/22	$997898	$1101995	$1144047
Sep/23	$1355721	$1326667	$1384557
Sep/24	$1721687	$1663019	$1744029

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-opportunities-fund/ for current month-end performance.

Footnote Reference* The Fund’s benchmark changed from the MSCI ACWI ex USA Index (Gross) to the MSCI ACWI ex USA Index (Net) in January 2024. The MSCI ACWI ex USA Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Institutional Class	26.99%	10.16%	5.58%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI ACWI ex-USA Index (Gross) (USD)	25.96%	8.10%	5.72%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$291,732	239	$1,971	69%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

United Kingdom 20.5%
France 11.5%
China 8.6%
Japan 8.6%
India 6.9%
Germany 6.7%
Taiwan 5.9%
Netherlands 4.9%
South Korea 4.0%
Italy 3.2%
Switzerland 2.6%
Exchange-Traded Funds 5.1%
Other Countries 11.3%

Value	Value
Other Countries	11.3%
Exchange-Traded Funds	5.1%
Switzerland	2.6%
Italy	3.2%
South Korea	4.0%
Netherlands	4.9%
Taiwan	5.9%
Germany	6.7%
India	6.9%
Japan	8.6%
China	8.6%
France	11.5%
United Kingdom	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE ETF	4.7%
Rolls-Royce Holdings PLC	3.4%
Alstom S.A.	2.6%
Barclays PLC	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Reckitt Benckiser Group PLC	2.2%
Akzo Nobel NV	2.0%
Roche Holding AG	1.9%
Tencent Holdings Ltd.	1.9%
Renesas Electronics Corp.	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Opportunities Fund / Institutional Class - CIOIX

Annual Shareholder Report - September 30, 2024

CCM-AR-TSR-2024-6

Causeway Capital Management Trust

Causeway International Opportunities Fund

Investor Class - CIOVX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about the Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$136	1.20%

How did the Fund perform in the last year?

• The Fund’s Investor Class outperformed the MSCI ACWI ex-USA Index (“Index”) during the twelve months ended September 30, 2024. The performance for the period is shown in the Average Annual Total Returns table below.

• The top performing markets in our investable universe were Peru, Taiwan, and Poland. The worst performing markets were Egypt, Mexico, and Brazil. The best performing sectors in the Index were information technology, financials, and industrials. The worst performing sectors were energy, consumer staples, and materials.

• On a gross return basis, holdings in the capital goods, banks, and transportation industry groups contributed to relative performance. Fund holdings in the consumer durables & apparel and household & personal products industry groups, along with an underweight position in the semiconductors & semi equipment industry group, offset some of the outperformance.

• The top stock-level contributor to absolute return was jet engine manufacturer, Rolls-Royce Holdings Plc (United Kingdom). Other notable contributors included banking & financial services company, Barclays PLC (United Kingdom), and banking & financial services company, UniCredit S.p.A. (Italy). The largest detractor from absolute return was multinational luxury conglomerate, Kering SA (France). Additional notable detractors included Asian life insurer, Prudential Plc (United Kingdom), and household & personal care products company, Reckitt Benckiser Group Plc (United Kingdom).

• Near the end of the fiscal year, the Fund sold certain holdings to realize tax losses and purchased one or more exchange traded funds (“ETFs”) to temporarily equitize cash, and one or more ETFs appear as a Country/Asset Weighting and as a Top Ten Holding on the next page.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Causeway International Opportunities Fund, Investor Class - $16803	MSCI ACWI ex-USA Index (Net) (USD)* - $16630	MSCI ACWI ex-USA Index (Gross) (USD) - $17440
Sep/14	$10000	$10000	$10000
Sep/15	$8789	$8784	$8822
Sep/16	$9147	$9597	$9686
Sep/17	$11209	$11479	$11639
Sep/18	$11114	$11681	$11901
Sep/19	$10492	$11537	$11815
Sep/20	$9984	$11884	$12223
Sep/21	$13116	$14726	$15210
Sep/22	$9788	$11020	$11440
Sep/23	$13267	$13267	$13846
Sep/24	$16803	$16630	$17440

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-866-947-7000 or visit https://www.causewaycap.com/fund/international-opportunities-fund/ for current month-end performance.

Footnote Reference* The Fund’s benchmark changed from the MSCI ACWI ex USA Index (Gross) to the MSCI ACWI ex USA Index (Net) in January 2024. The MSCI ACWI ex USA Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Investor Class	26.66%	9.88%	5.33%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI ACWI ex-USA Index (Gross) (USD)	25.96%	8.10%	5.72%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$291,732	239	$1,971	69%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	11.3%
Exchange-Traded Funds	5.1%
Switzerland	2.6%
Italy	3.2%
South Korea	4.0%
Netherlands	4.9%
Taiwan	5.9%
Germany	6.7%
India	6.9%
Japan	8.6%
China	8.6%
France	11.5%
United Kingdom	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE ETF	4.7%
Rolls-Royce Holdings PLC	3.4%
Alstom S.A.	2.6%
Barclays PLC	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Reckitt Benckiser Group PLC	2.2%
Akzo Nobel NV	2.0%
Roche Holding AG	1.9%
Tencent Holdings Ltd.	1.9%
Renesas Electronics Corp.	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Causeway Capital Management Trust

Causeway International Opportunities Fund / Investor Class - CIOVX

Annual Shareholder Report - September 30, 2024

CCM-AR-TSR-2024-5

(b) Not applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer. During the fiscal year ended September 30, 2024, there were no material changes or waivers to the code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Eric Sussman, Lawry Meister, John Graham and Victoria B. Rogers. Each audit committee financial expert is “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

		2024	2023
(a)	Audit Fees	$294,030	$308,780
(b)	Audit-Related Fees	None	None
(c)	Tax Fees(1)	$66,400	$68,520
(d)	All Other Fees	None	None

Note:

(1)	Tax fees include amounts related to tax return and excise tax calculation reviews and foreign tax reclaim services.

(e)(1) The registrant’s audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant’s financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant’s investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended September 30, 2024, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $849,249. For the fiscal year ended September 30, 2023, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and the registrant’s investment adviser were $868,973.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)  Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	26
Notice to Shareholders	27
Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11)	28

Schedule of Investments

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.0%
Adecoagro S.A.	8,813	$98

Belgium — 1.4%
Anheuser-Busch InBev S.A.	63,073	4,169

Brazil — 0.8%
Banco do Brasil SA	101,000	506
Cia de Saneamento de Minas Gerais Copasa MG	27,500	117
Cury Construtora e Incorporadora S.A.	52,400	216
Direcional Engenharia S.A.	42,500	236
JBS SA [1]	105,400	612
Petroleo Brasileiro SA, Class A ADR	19,061	251
Vibra Energia S.A.	84,300	361
		2,299
Canada — 1.3%
Canadian Pacific Kansas City Ltd.	43,697	3,737

China — 8.6%
3SBio Inc. [1]	325,000	287
Agricultural Bank of China Ltd., Class H	493,000	232
Alibaba Group Holding Ltd. ADR	17,455	1,852
China Construction Bank Corp., Class H	2,953,741	2,234
China Galaxy Securities Co. Ltd., Class H	677,500	633
China Hongqiao Group Ltd.	269,500	449
China Lumena New Materials Corp. [1,2]	4,900	—
China Pacific Insurance Group Co. Ltd., Class H	160,600	579
China Railway Group Ltd., Class H	751,000	394
China Resources Pharmaceutical Group Ltd.	239,000	185
China State Construction International Holdings Ltd.	140,000	218
China Taiping Insurance Holdings Co. Ltd.	237,600	382
CITIC Ltd.	374,000	442
COSCO SHIPPING Holdings Co. Ltd., Class H	458,950	770
FinVolution Group ADR	37,479	232
Gree Electric Appliances Inc. of Zhuhai, Class A	52,300	358
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	114,900	258

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

China — (continued)
Hello Group Inc. ADR	19,406	$148
JD.com Inc. ADR	23,905	956
Jiangxi Copper Co. Ltd., Class H	182,000	371
Kuaishou Technology, Class B [1]	57,300	404
Meituan, Class B [1]	75,300	1,666
Midea Group Co. Ltd., Class A	21,600	234
New China Life Insurance Co. Ltd., Class H	97,900	305
Orient Overseas International Ltd.	13,000	184
PDD Holdings Inc. ADR [1]	11,062	1,491
People's Insurance Company Group of China Ltd., Class H	404,000	193
PetroChina Co. Ltd., Class H	322,000	262
Ping An Insurance Group Co. of China Ltd., Class H	297,000	1,916
Qifu Technology Inc. ADR	31,805	948
Sinotruk Hong Kong Ltd.	47,500	143
Tencent Holdings Ltd.	95,600	5,468
Vipshop Holdings Ltd. ADR	33,499	527
Weibo Corp. ADR	26,892	271
ZTE Corp., Class H	56,600	146
		25,138
France — 11.5%
Air Liquide SA	11,674	2,252
Alstom S.A. [1]	371,461	7,705
ArcelorMittal S.A.	122,080	3,199
AXA SA	66,965	2,574
BNP Paribas SA	27,970	1,916
Carrefour SA	101,792	1,735
Cie de Saint-Gobain S.A.	45,167	4,109
Danone SA	43,824	3,187
Kering S.A.	5,290	1,512
Sanofi S.A.	28,887	3,309
Sodexo S.A.	13,421	1,100
Worldline S.A. [1]	140,936	1,026
		33,624
Germany — 6.7%
Allianz SE	4,629	1,520
Deutsche Telekom AG	136,937	4,023

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

Germany — (continued)
Infineon Technologies AG	121,419	$4,252
LANXESS AG	82,650	2,611
RWE AG	68,651	2,497
SAP SE	19,717	4,486
		19,389
Greece — 0.1%
Eurobank Ergasias Services and Holdings S.A.	161,819	371

Hong Kong — 0.4%
The Link Real Estate Investment Trust [3]	232,000	1,171

India — 6.9%
Adani Ports & Special Economic Zone Ltd.	20,947	362
Ashok Leyland Ltd.	112,554	316
Aurobindo Pharma Ltd.	44,389	774
Bajaj Auto Ltd.	3,677	542
Bharat Electronics Ltd.	154,818	527
Bharat Petroleum Corp. Ltd.	148,506	656
Canara Bank	429,040	570
Chambal Fertilisers and Chemicals Ltd.	23,082	146
Chennai Petroleum Corp. Ltd.	14,943	167
Coal India Ltd.	88,300	537
Colgate-Palmolive India Ltd.	8,280	376
Computer Age Management Services Ltd.	4,522	238
Dixon Technologies India Ltd.	1,865	307
Dr Reddy's Laboratories Ltd.	4,124	332
Embassy Office Parks REIT [3]	27,853	130
Firstsource Solutions Ltd.	37,078	138
GAIL India Ltd.	158,122	453
HDFC Asset Management Co. Ltd.	5,138	264
Heritage Foods Ltd.	41,729	314
Hindalco Industries Ltd.	59,105	533
Hindustan Aeronautics Ltd.	4,512	238
Indus Towers Ltd. [1]	90,592	424
Info Edge India Ltd.	5,980	578
InterGlobe Aviation Ltd. [1]	9,610	549
ITD Cementation India Ltd.	48,120	304
LIC Housing Finance Ltd. [1]	39,555	313
Lupin Ltd.	12,849	336

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

India — (continued)
Mahindra & Mahindra Ltd.	22,430	$828
Manappuram Finance Ltd.	86,828	208
Metropolis Healthcare Ltd.	11,032	289
Muthoot Finance Ltd.	13,979	339
Natco Pharma Ltd.	21,430	363
NCC Ltd. [1]	119,504	430
Nippon Life India Asset Management Ltd.	31,519	245
NTPC Ltd.	69,890	370
Oil & Natural Gas Corp. Ltd.	184,986	657
Power Grid Corp of India Ltd.	86,738	365
REC Ltd.	231,054	1,529
Shriram Finance Ltd.	22,577	964
Solar Industries India Ltd.	3,677	506
Strides Pharma Science Ltd. [1]	16,801	280
Tata Motors Ltd.	43,975	511
Trent Ltd.	7,406	669
Voltamp Transformers Ltd.	1,039	163
Zomato Ltd. [1]	164,937	538
Zydus Lifesciences Ltd.	24,441	312
		19,990
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	760,400	191
Astra International Tbk PT	1,510,900	504
Indo Tambangraya Megah Tbk PT	51,100	90
Perusahaan Gas Negara Tbk PT	2,338,900	221
United Tractors Tbk PT	138,700	249
		1,255
Israel — 0.4%
Check Point Software Technologies Ltd. [1]	6,209	1,197

Italy — 3.2%
Enel SpA	652,819	5,214
UniCredit SpA	96,497	4,228
		9,442
Japan — 8.6%
FANUC Corp.	176,900	5,157
Fujitsu Ltd.	214,000	4,371
Murata Manufacturing Co. Ltd.	118,600	2,316

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

Japan — (continued)
Renesas Electronics Corp.	373,800	$5,407
Seven & i Holdings Co. Ltd.	220,100	3,288
SMC Corp.	5,500	2,436
Takeda Pharmaceutical Co. Ltd.	72,800	2,078
		25,053
Malaysia — 0.5%
CIMB Group Holdings BHD	54,100	106
Genting BHD	242,500	249
IHH Healthcare BHD	166,400	289
My EG Services BHD	942,400	204
Sime Darby BHD	399,200	238
Tenaga Nasional BHD	56,900	199
YTL Corp. BHD	214,200	130
		1,415
Netherlands — 4.9%
Akzo Nobel NV	82,748	5,831
Heineken NV	17,886	1,586
ING Groep NV	117,752	2,133
Koninklijke Philips NV [1]	144,165	4,721
		14,271
Peru — 0.2%
Credicorp Ltd.	2,312	418

Poland — 0.2%
ORLEN SA [1]	14,904	217
Powszechny Zaklad Ubezpieczen SA [1]	33,957	371
		588
Qatar — 0.1%
Ooredoo QPSC [1]	74,743	241

Russia — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.2%
Arab National Bank	64,354	328
Etihad Etisalat Co.	26,807	367
		695

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

Singapore — 0.7%
United Overseas Bank Ltd.	80,200	$2,007

South Africa — 0.2%
Sasol Ltd.	68,825	462

South Korea — 4.0%
BH Co. Ltd.	17,358	242
BNK Financial Group Inc.	21,309	147
DB Insurance Co. Ltd.	3,994	343
DL E&C Co. Ltd.	3,558	81
GS Holdings Corp.	8,070	263
Hana Financial Group Inc.	15,988	719
Hankook Tire & Technology Co. Ltd.	3,877	123
HD Hyundai Electric Co. Ltd.	1,480	373
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	147
Hyundai Motor Co.	3,123	583
Kia Corp.	17,299	1,321
KIWOOM Securities Co. Ltd.	1,554	154
Korean Air Lines Co. Ltd.	15,151	261
Krafton Inc. [1]	543	142
KT Corp.	10,422	320
LG Innotek Co. Ltd.	2,146	358
LX INTERNATIONAL CORP.	8,864	203
OCI Holdings Co. Ltd.	2,733	148
Poongsan Corp.	5,465	256
Samsung Electronics Co. Ltd.	57,632	2,711
Samsung Securities Co. Ltd.	5,841	195
Shinhan Financial Group Co. Ltd.	16,236	689
SK Hynix Inc.	7,125	951
SK Telecom Co. Ltd.	8,038	344
SOOP Co. Ltd.	2,362	181
Woori Financial Group Inc.	21,015	249
Youngone Corp.	5,585	173
		11,677
Spain — 1.0%
Aena SME S.A.	4,882	1,074
Amadeus IT Group S.A.	25,596	1,850
		2,924

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

Switzerland — 2.6%
Julius Baer Group Ltd.	29,911	$1,799
Roche Holding AG	17,582	5,621
		7,420
Taiwan — 5.9%
Asia Vital Components Co. Ltd.	30,693	572
Asustek Computer Inc.	27,000	472
Cathay Financial Holding Co. Ltd.	271,000	570
Compal Electronics Inc.	83,000	87
Eva Airways Corp.	495,000	587
Evergreen Marine Corp. Taiwan Ltd.	63,400	403
Fortune Electric Co. Ltd.	6,600	131
Hon Hai Precision Industry Co. Ltd.	283,292	1,678
International Games System Co. Ltd.	19,000	592
Lotes Co. Ltd.	6,000	263
MediaTek Inc.	15,000	557
MPI Corp.	13,000	307
Pou Chen Corp.	139,000	159
Quanta Computer Inc.	45,000	376
Radiant Opto-Electronics Corp.	30,000	184
Sitronix Technology Corp.	19,000	137
Synnex Technology International Corp.	73,000	167
Taiwan Semiconductor Manufacturing Co. Ltd.	216,000	6,532
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,702	1,338
Taiwan Surface Mounting Technology Co. Ltd.	68,000	236
United Microelectronics Corp.	266,000	452
Wisdom Marine Lines Co. Ltd.	115,000	277
Wistron Corp.	87,000	278
Wiwynn Corp.	6,000	325
Yang Ming Marine Transport Corp.	219,000	477
		17,157
Thailand — 0.5%
Bumrungrad Hospital	83,800	701
Kasikornbank PCL	73,500	342
Krung Thai Bank PCL	515,200	330
Sansiri PCL	1,673,800	99
		1,472

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

Turkey — 0.8%
AG Anadolu Grubu Holding AS	22,695	$207
Anadolu Efes Biracilik Ve Malt Sanayii AS	45,145	259
Dogus Otomotiv Servis ve Ticaret AS	33,454	214
KOC Holding AS	104,215	574
Mavi Giyim Sanayi Ve Ticaret AS, Class B	81,189	214
Turk Hava Yollari AO [1]	57,754	481
Ulker Biskuvi Sanayi AS [1]	86,206	353
		2,302
United Arab Emirates — 0.3%
Emaar Properties PJSC [1]	194,681	462
Emirates NBD Bank PJSC [1]	68,981	382
		844
United Kingdom — 20.5%
AstraZeneca PLC	28,668	4,441
Barclays PLC	2,320,676	6,967
Berkeley Group Holdings PLC	21,736	1,372
BP PLC	1,008,119	5,280
British American Tobacco PLC	100,426	3,657
Compass Group PLC	33,435	1,070
GSK PLC	223,855	4,539
Kingfisher PLC	500,502	2,155
Legal & General Group PLC	618,479	1,871
National Grid PLC	39,071	538
NatWest Group PLC	265,503	1,221
Reckitt Benckiser Group PLC	103,819	6,353
RELX PLC (EUR)	44,751	2,101
Rolls-Royce Holdings PLC [1]	1,389,709	9,795
Segro PLC [3]	139,958	1,636
Shell PLC	67,341	2,216
Standard Chartered PLC	199,670	2,117
WH Smith PLC	132,999	2,592
		59,921
United States — 0.4%
Smurfit WestRock PLC	25,979	1,284

Total Common Stock
(Cost $221,093) — 93.3%		272,031

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

Causeway International Opportunities Fund	Number of Shares	Value (000)

EXCHANGE TRADED FUNDS
iShares MSCI EAFE ETF	162,700	$13,607
iShares MSCI EAFE Value ETF	22,400	1,289

Total Exchange Traded Funds
(Cost $14,465) — 5.1%		14,896

PREFERENCE STOCK
Brazil — 0.2%
Bradespar SA	96,900	361
Marcopolo SA	101,960	149

Total Preference Stock
(Cost $574) — 0.2%		510

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.84% *	3,568,300	3,568

Total Short-Term Investment
(Cost $3,568) — 1.2%		3,568

Total Investments — 99.8%
(Cost $239,700)		291,005

Other Assets in Excess of Liabilities — 0.2%		727

Net Assets — 100.0%		$291,732

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (continued)

September 30, 2024

*	The rate reported is the 7-day effective yield as of September 30, 2024.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.

ADR	American Depositary Receipt
EAFE	Europe, Australasia, and the Far East
ETF	Exchange Traded Fund
PJSC	Public Joint-Stock Company
MSCI	Morgan Stanley Capital International

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$98	$—	$—		$98
Belgium	4,169	—	—		4,169
Brazil	2,299	—	—		2,299
Canada	3,737	—	—		3,737
China	25,138	—	—	^	25,138
France	33,624	—	—		33,624
Germany	19,389	—	—		19,389
Greece	371	—	—		371
Hong Kong	1,171	—	—		1,171
India	19,990	—	—		19,990
Indonesia	1,255	—	—		1,255
Israel	1,197	—	—		1,197
Italy	9,442	—	—		9,442
Japan	25,053	—	—		25,053
Malaysia	1,415	—	—		1,415
Netherlands	14,271	—	—		14,271
Peru	418	—	—		418
Poland	588	—	—		588
Qatar	241	—	—		241
Russia	—	—	—	^	—
Saudi Arabia	695	—	—		695
Singapore	2,007	—	—		2,007
South Africa	462	—	—		462
South Korea	11,677	—	—		11,677
Spain	2,924	—	—		2,924
Switzerland	7,420	—	—		7,420

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Schedule of Investments (concluded)

September 30, 2024

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
Taiwan	$17,157	$—	$—	$17,157
Thailand	—	1,472	—	1,472
Turkey	2,302	—	—	2,302
United Arab Emirates	844	—	—	844
United Kingdom	59,921	—	—	59,921
United States	1,284	—	—	1,284
Total Common Stock	270,559	1,472	—	272,031
Exchange Traded Funds	14,896	—	—	14,896
Preference Stock
Brazil	510	—	—	510
Total Preference Stock	510	—	—	510
Short-Term Investment	3,568	—	—	3,568
Total Investments in Securities	$289,533	$1,472	$—	$291,005

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Assets and Liabilities (000)*

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
9/30/24
ASSETS:
Investments at Value (Cost $239,700)	$291,005
Cash	4
Foreign Currency (Cost $876)	862
Receivable for Investment Securities Sold	1,411
Receivable for Dividends	746
Receivable for Tax Reclaims	715
Receivable for Fund Shares Sold	3
Prepaid Expenses	16
Total Assets	294,762
LIABILITIES:
Payable for Investment Securities Purchased	1,588
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,076
Payable Due to Adviser	174
Payable for Fund Shares Redeemed	24
Payable for Shareholder Service Fees - Investor Class	5
Payable Due to Administrator	4
Payable for Trustees' Fees	3
Other Accrued Expenses	156
Total Liabilities	3,030
Net Assets	$291,732
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$227,107
Total Distributable Earnings	64,625
Net Assets	$291,732
Net Asset Value Per Share (based on net assets of $267,302,406 ÷ 14,587,106 shares) - Institutional Class	$18.32
Net Asset Value Per Share (based on net assets of $24,429,323 ÷ 1,345,867 shares) - Investor Class	$18.15

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statement of Operations (000)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
10/01/23 to 9/30/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $460)	$8,917
Total Investment Income	8,917
EXPENSES:
Investment Advisory Fees	2,076
Shareholder Service Fees — Investor Class	53
Administration Fees	49
Custodian Fees	140
Professional Fees	80
Transfer Agent Fees	73
Registration Fees	55
Trustees' Fees	14
Printing Fees	10
Other Fees	79
Total Expenses	2,629
Waiver of Investment Advisory Fees	(105)
Total Waiver	(105)
Net Expenses	2,524
Net Investment Income	6,393

Net Realized Gain (Loss) on:
Investments	15,763
Foreign Capital Gains Tax	(670)
Foreign Currency Transactions	(105)
Net Realized Gain (Loss)	14,988

Net Unrealized Appreciation (Depreciation) on:
Investments	42,230
Accrued Foreign Capital Gains Tax on Appreciated Securities	(799)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	46
Net Unrealized Appreciation (Depreciation)	41,477
Net Realized and Unrealized Gain	56,465
Net Increase in Net Assets Resulting from Operations	$62,858

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
	10/01/23 to 9/30/24	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$6,393	$5,399
Net Realized Gain (Loss)	14,988	(179)
Net Change in Unrealized Appreciation (Depreciation)	41,477	55,099

Net Increase in Net Assets Resulting From Operations	62,858	60,319
DISTRIBUTIONS:
Institutional Class	(6,143)	(5,143)
Investor Class	(516)	(415)
Total Distributions to Shareholders	(6,659)	(5,558)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	14,465	(50)
Total Increase in Net Assets	70,664	54,711
NET ASSETS:
Beginning of Year	221,068	166,357
End of Year	$291,732	$221,068

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Financial Highlights

For the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Year ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Opportunities Fund
Institutional
2024	14.83	0.41	3.51	3.92	(0.40)	(0.03)	(0.43)
2023	11.22	0.36	3.61	3.97	(0.36)	—	(0.36)
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)
2020	12.61	0.21	(0.73)	(0.52)	(0.35)	—	(0.35)
Investor
2024	14.70	0.36	3.48	3.84	(0.36)	(0.03)	(0.39)
2023	11.12	0.32	3.58	3.90	(0.32)	—	(0.32)
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)
2020	12.52	0.18	(0.74)	(0.56)	(0.32)	—	(0.32)

†	Per share amounts calculated using average shares method.
Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Net Asset Value, End of Year ($)	Total Return (%)	Net Assets, End of Year ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

18.32	26.99	267,303	0.95	0.99	2.49	69
14.83	35.86	201,687	0.95	1.02	2.52	60
11.22	(25.18)	151,612	0.95	0.97	2.30	60
15.24	31.61	264,723	0.95	0.99	1.67	45
11.74	(4.52)	173,273	0.95	1.02	1.71	55

18.15	26.66	24,429	1.20	1.24	2.21	69
14.70	35.53	19,381	1.20	1.27	2.27	60
11.12	(25.37)	14,745	1.20	1.22	2.14	60
15.11	31.36	18,778	1.20	1.24	1.43	45
11.64	(4.84)	11,488	1.19	1.26	1.55	55

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund

Notes to Financial Statements

1.	Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of September 30, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the fiscal year ended September 30, 2024, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the fiscal year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the fiscal year ended September 30, 2024, the Fund received commission recapture payments of $2,896.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the fiscal year ended September 20, 2024, the Adviser waived $105,318 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of September 30, 2024, approximately $3,413 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the fiscal year ended September 30, 2024, for the Fund were as follows (000):

Purchases	Sales
$188,681	$175,232

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, wars, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these coun

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

tries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

During the fiscal year ended September 30, 2024, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$6,218	$441	$6,659
2023	5,558	—	5,558

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$9,580
Undistributed Long-Term Capital Gains	12,387
Unrealized Appreciation	42,657
Total Distributable Earnings	$64,624

Causeway International Opportunities Fund

Notes to Financial Statements

(continued)

For the fiscal year ended September 30, 2024, the Fund utilized no short term capital loss carryforwards and $267 (000) of long term capital loss carryforwards.

At September 30, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$247,278	$57,261	$(14,604)	$42,657

7.	Capital Shares Issued and Redeemed (000)

	Fiscal Year Ended September 30, 2024		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,985	$30,611	2,207	$29,544
Shares Issued in Reinvestment of Dividends and Distributions	348	5,321	336	4,344
Shares Redeemed	(1,346)	(21,967)	(2,453)	(33,849)
Increase in Shares Outstanding Derived from Institutional Class Transactions	987	13,965	90	39
Investor Class
Shares Sold	203	3,328	262	3,695
Shares Issued in Reinvestment of Dividends and Distributions	34	516	32	415
Shares Redeemed	(210)	(3,344)	(301)	(4,199)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	27	500	(7)	(89)
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	1,014	$14,465	83	$(50)

8.	Significant Shareholder Concentration

As of September 30, 2024, three of the Fund's shareholders of record owned 74% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnifi

Causeway International Opportunities Fund

Notes to Financial Statements

(concluded)

cation clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, was a party to an agreement which enabled it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expired on February 14, 2024. The proceeds from the borrowings, if any, were used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, was charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund was also charged a portion of a commitment fee of 0.20% per annum. As of September 30, 2024, the Fund no longer had access to the line of credit and there were no borrowings outstanding.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Causeway Capital Management Trust and Shareholders of Causeway International Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Causeway International Opportunities Fund (one of the funds constituting Causeway Capital Management Trust, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

November 21, 2024

We have served as the auditor of one or more investment companies in Causeway Capital Management Investment Company Complex since 2001.

Causeway International Opportunities Fund

Notice to Shareholders (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2025. Please consult your tax adviser for proper treatment of this information.

For the fiscal year ended September 30, 2024, the Fund is designating the following items with regard to distributions paid during the year:

(A)	(B)	(C)	(D)	(E)
Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)	Dividends (1) for Corporate Dividends Received Deduction (Tax Basis)
5.54%	94.46%	0.00%	100.00%	0.00%
(F)	(G)	(H)	(I)
Qualified Dividend Income	Interest Related Dividends	Qualified Short-Term Capital Gain Dividends	Qualified Foreign Tax Credit Pass Through
89.32%	0.00%	0.00%	16.30%

(1) Qualified Dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A), (B), (C) and (D) are based on a percentage of the Fund’s total distribution including pass-through as foreign tax credit.

Item (E) is based on a percentage of ordinary income distributions of the Fund.

Item (F) represents the amount of “Qualified Dividend Income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the Fund’s intention to designate the maximum amount permitted by the law up to 100%.

Item (G) is the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (H) is the amount of “Qualified Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Item (I) is the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended September 30, 2024. The Fund accrued Foreign taxes during the fiscal year ended September 30, 2024, amounted to $1,296,890 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2024. In addition, for the fiscal year ended September 30, 2024, gross income derived from sources within foreign countries amounted to $8,103,336 for the Fund.

Causeway International Opportunities Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

At a meeting on August 12, 2024, the Trustees considered and approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Causeway Capital Management Trust (the “Trust”) and Causeway Capital Management LLC (the “Adviser”) with respect to Causeway International Opportunities Fund (the “Fund”) for a twelve-month period beginning September 20, 2024. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of the Trust annually to approve continuance of the Advisory Agreement. Continuance of the Advisory Agreement must be approved by a majority of the Trustees and a majority of the independent Trustees (i.e., Trustees who are not “interested persons” of the Trust as defined in the 1940 Act). The Board was comprised of four independent Trustees when the continuation of the Advisory Agreement was considered.

Information Received. At each regular quarterly meeting, the Board reviews a wide variety of materials relating to the nature, extent and quality of the Adviser’s services, including information concerning the Fund’s performance. In addition, at a special meeting on June 26, 2024, the Trustees also received and reviewed extensive quantitative and qualitative materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the independent Trustees’ behalf by their independent legal counsel. At the June special meeting, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions, Inc. providing comparative expense and performance information about the Fund to assist with the annual review of the Advisory Agreement. Following that meeting, the Trustees requested additional information, and received and reviewed further materials prepared by the Adviser relating to their consideration of the renewal of the Advisory Agreement at the August 12, 2024 meeting.

Factors Considered. In reviewing the Advisory Agreement, the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) comparisons of the services rendered and the amounts paid under the Advisory Agreement with those of other funds and those of the Adviser under other investment advisory agreements with other types of clients, (4) the costs of the services provided and estimated profits realized by the Adviser and its affiliates from their relationship with the Fund, (5) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, and (6) any other benefits derived by the Adviser from its relationship with the Fund.

First, regarding the nature, extent and quality of the services provided by the Adviser, the Trustees considered, among other things, the Adviser’s personnel, experience, track record and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser’s principal personnel who provide services to the Fund, as well as the level of attention those individuals provide to the Fund. The Trustees noted the Adviser’s commitment to devoting resources to staffing and technology in support of its investment management services. They also reviewed the Adviser’s investment philosophy and processes and its compliance program, its various administrative, legal and regulatory responsibilities, and considered the scope of the Adviser’s services to the Fund. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser should continue to benefit the Fund and its shareholders.

Causeway International Opportunities Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

(continued)

Second, regarding the investment performance of the Fund, the Trustees reviewed the investment results of the Fund for various periods ended March 31, 2024, compared to the results of the MSCI ACWI ex USA Index, the median of the mutual funds included in the Morningstar Foreign Large Value category, and the median of the funds in a peer group selected by Broadridge. They noted that, consistent with Broadridge’s practice, the Broadridge 15(c) Report focused on one class of shares – the Institutional Class – and that Investor Class shares are subject to a 25 basis point shareholder service fee, which increases expenses and reduces performance from that shown. They noted that the Institutional Class had outperformed its Broadridge peer group median for the prior one-year and annualized three, five, and ten-year periods. The Trustees considered the Fund’s exposure to the value investment style, and global uncertainties and volatility, and concluded that the overall performance results and other considerations supported their view that the Adviser’s services to the Fund are of a high quality. The Trustees concluded that the Adviser’s record in managing the Fund in a manner consistent with the described investment strategy and style indicated that its continued management had the potential to benefit the Fund and its shareholders.

Third, regarding the Fund’s advisory fee and total expenses as a percentage of the Fund’s average daily net assets:

●

The Trustees compared the Fund’s advisory fee and total expenses with those of other similar mutual funds. They noted that the Fund’s advisory fee was 80 basis points per annum compared to a median of 75 basis points for its Broadridge peer group and a range of 60-124 basis points for the funds in its peer group. The Trustees noted that the Fund’s Institutional Class annual expense ratio, after application of the Adviser’s expense limit, of 95 basis points was the same as the median of the funds in its Broadridge peer group and within the range of 70-200 basis points of the funds in its peer group.

●

The Trustees compared the Fund’s advisory fee with the fees charged by the Adviser to other clients. The Trustees noted that, although the fees paid by the Adviser’s other accounts were lower than the fee paid by the Fund, the differences appropriately reflected the Adviser’s significantly greater responsibilities with respect to the Fund and the risks of managing a sponsored fund, and are not determinative of whether the fees charged to the Fund are fair. The Trustees noted that the Adviser’s services to the Fund included the provision of many additional or more extensive administrative and shareholder services (such as services related to the Fund’s disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, oversight of daily valuation, oversight of Fund service providers, negotiation of Fund intermediary agreements, coordination with Fund intermediaries providing shareholder recordkeeping services, shareholder communications, and due diligence for advisers, consultants and institutional investors).

The Trustees concluded that the Fund’s advisory fee and expense ratio were reasonable and appropriate under the circumstances.

Fourth, the Trustees considered the Adviser’s costs of providing services to the Fund and estimated profits realized by the Adviser from its relationship with the Fund. They reviewed the Adviser’s estimated after-tax profit margin

Causeway International Opportunities Fund

Statement Regarding Basis for Renewal of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

(concluded)

with respect to such services for the twelve months ended March 31, 2024 and the methodology used to generate that estimate, and noted that the cost allocation methodology presented to the Trustees was reasonable. They also observed that the Adviser’s estimated profitability was within the range cited as reasonable in various court decisions. After consideration of these matters, the Trustees concluded that the Adviser’s operating margin with respect to its relationship with the Fund was reasonable.

Fifth, regarding economies of scale, the Trustees observed that, although the Fund’s advisory fee schedule does not contain fee breakpoints, it is difficult to determine the existence or extent of any economies of scale. They noted that the Adviser is sharing economies of scale through reasonable advisory fee levels, expense limit agreements, and devoting additional resources to staff and technology, including cybersecurity, to focus on continued performance and service to the Fund’s shareholders. They considered certain initiatives and noted that the Adviser continues to innovate and enhance its capabilities, and that innovation is a means of reinvesting in its services. They also noted the entrepreneurial risks taken by the Adviser in forming the Fund and that, in the Fund’s prior years, the Adviser incurred losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser is sharing any economies of scale with the Fund appropriately.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund – often called “fall-out” benefits – the Trustees observed that the Adviser does not earn “fall-out” benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, “contingent deferred sales commissions” or “float” benefits on short-term cash. The Trustees concluded that the primary “fall-out” benefit received by the Adviser is research services provided by brokers used by the Fund and that this benefit is reasonable in relation to the value of the services that the Adviser provides to the Fund.

Approval. At the June 26, 2024 and August 12, 2024 meetings, the Trustees discussed the information and factors noted above with representatives of the Adviser and, at the August 12, 2024 meeting, the Trustees considered the approval of the Advisory Agreement. The independent Trustees also met in a private session at all meetings with independent counsel at which no representatives of the Adviser were present. In their deliberations, the independent Trustees did not identify any particular information or factor that was determinative or controlling, each Trustee did not necessarily attribute the same weight to each factor, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees (all of whom are independent) unanimously concluded that the Advisory Agreement is fair and reasonable to the Fund and its shareholders and that the Fund’s advisory fee is reasonable and renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders, and the Board of Trustees unanimously approved renewal of the Advisory Agreement for a twelve-month period beginning September 20, 2024.

Causeway International Opportunities Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-AR-004-1500

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: December 6, 2024